SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Minimum proportion of voting rights necessary to determine control of a subsidiary	50.00%
Impairment of exploration and evaluation assets	$ 0	$ 18,937,830	$ 0